Share-based Compensation - Schedule of equity-settled and cash-settled share-based payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity-settled share-based compensation	$ 13,150	$ 31,503
Total cash-settled share-based compensation	127	393
Stock option share-based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity-settled share-based compensation	12,863	31,503
RSU share-based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity-settled share-based compensation	287	0
Total cash-settled share-based compensation	$ 127	$ 393